Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	WILLSCOT HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37552
Entity Tax Identification Number	82-3430194
Entity Address, Address Line One	6400 East McDowell Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85257
City Area Code	480
Local Phone Number	894-6311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	WSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001647088